GOODWILL - (Disclosure of goodwill) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Opening balance	$ 11,108,422	$ 0
Impairment - PerceiveMD	(1,672,233)	0	$ 0
Ending balance	9,436,189	11,108,422	$ 0
PerceiveMD [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Addition	0	1,672,233
Impairment - PerceiveMD	(1,672,233)	0
Phyto BrandCo [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Addition	$ 0	$ 9,436,189